Cover Page	12 Months Ended
Dec. 31, 2020 shares
Cover [Abstract]
Entity Registrant Name	TELEFONICA S A
Entity Central Index Key	0000814052
Document Type	20-F
Amendment Flag	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Common Stock, Shares Outstanding	5,526,431,062